UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04310

Morgan Stanley Convertible Securities Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2005

Date of reporting period:	June 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Convertible Securities Trust

Portfolio of Investments June 30, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	CONVERTIBLE BONDS (70.5%)
	Advertising/Marketing Services (0.9%)
800	Aquantive Inc.	2.25%		08/15/24	$1,214,000
800	Lamar Advertising Co.	2.875		12/31/10	824,000
					2,038,000
	Aerospace & Defense (0.8%)
1,800	Armor Holdings, Inc.	2.00		11/01/24	1,759,500

	Airlines (1.0%)
2,500	Continental Airlines Inc.	4.50		02/01/07	2,162,500

	Alternative Power Generation (0.7%)
2,000	Calpine Corp. - 144A**	4.75		11/15/23	1,440,000

	Apparel/Footwear Retail (1.0%)
1,980	Charming Shoppes, Inc.	4.75		06/01/12	2,220,075

	Biotechnology (7.4%)
400	Abgenix, Inc. - 144A**	1.75		12/15/11	358,000
2,285	Amgen Inc-Conv	0.00		03/01/32	1,673,762
550	Amylin Pharmaceuticals Inc.	2.50		04/15/11	499,813
1,500	Cephalon, Inc.	2.50		12/15/06	1,466,250
1,600	CV Therapeutics, Inc.	2.00		05/16/23	1,344,000
800	CV Therapeutics, Inc.	3.25		08/16/13	855,000
2,000	deCODE genetics, Inc.	3.50		04/15/11	1,835,000
1,800	INCYTE Corp.	3.50		02/15/11	1,572,750
2,000	Invitrogen Corp.	1.50		02/15/24	1,935,000
1,600	Medimmune Inc.	1.00		07/15/23	1,534,000
1,700	MGI Pharma, Inc. - 144A**	1.682	‡	03/02/24	1,168,750
2,000	NPS Pharmaceuticals, Inc.	3.00		06/15/08	1,702,500
					15,944,825
	Broadcasting (0.8%)
360	Sirius Satellite Radio Inc.	3.50		06/01/08	1,701,450

	Cable/Satellite TV (3.0%)
800	Charter Communications Inc. - 144A**	5.875		11/16/09	517,000
2,000	Echostar Communications Corp.	5.75		05/15/08	1,995,000
2,200	Liberty Media Corp.	0.75		03/30/23	2,332,000
2,250	Liberty Media Corp.	3.25		03/15/31	1,732,500
					6,576,500
	Casino/Gaming (1.1%)
3,600	International Game Technology	0.00		01/29/33	2,353,500

	Coal (0.6%)
1,000	Massey Energy Co. - 144A**	2.25		04/01/24	1,293,750

	Computer Communications (0.2%)
600	Finisar Corp.	2.50		10/15/10	444,750

	Computer Peripherals (0.9%)
1,500	Electronics for Imaging, Inc.	1.50		06/01/23	1,483,125
520	Maxtor Corp.	6.80		04/30/10	482,300
					1,965,425
	Containers/Packaging (0.9%)
2,000	Sealed Air Corp. - 144A**	3.00		06/30/33	1,987,500

	Data Processing Services (1.4%)
2,000	CSG Systems International, Inc.	2.50		06/15/24	1,852,500
1,000	DST Systems Inc.	4.125		08/15/23	1,143,750
					2,996,250
	Electric Utilities (0.6%)
1,080	CMS Energy Corp.	2.875		12/01/24	1,312,200

	Electronic Components (1.1%)
1,200	Flextronics International Ltd. (Singapore)	1.00		08/01/10	1,252,500
1,400	Solectron Corp.	0.50		02/15/34	1,051,750
					2,304,250
	Electronic Distributors (0.3%)
1,000	Safeguard Scientifics - 144A**	2.625		03/15/24	652,500

	Electronic Equipment/Instruments (0.9%)
370	Agilient Technologies, Inc.	3.00	++	12/01/21	366,762
2,000	JDS Uniphase Corp.	0.00		11/15/10	1,545,000
					1,911,762
	Electronic Production Equipment (3.2%)
1,000	Advanced Energy Industries, Inc.	5.25		11/15/06	982,500
1,000	Axcelis Tech, Inc.	4.25		01/15/07	985,000
1,220	Credence Systems Corp.	1.50		05/15/08	1,209,325
2,000	Cymer, Inc.	3.50		02/15/09	1,902,500
1,800	Teradyne Inc.	3.75		10/15/06	1,770,750
					6,850,075
	Electronics/Appliances (1.2%)
2,400	Eastman Kodak Co.	3.375		10/15/33	2,586,000

	Engineering & Construction (1.1%)
2,000	Flour Corp.	1.50		02/15/24	2,320,000

	Environmental Services (0.3%)
700	Allied Waste Industries, Inc.	4.25		04/15/34	602,000

	Financial Conglomerates (1.5%)
3,200	American Express Co.	1.85	‡	12/01/33	3,256,000

	Hospital/Nursing Management (1.1%)
2,000	Community Health Systems	4.25		10/15/08	2,315,000

	Hotels/Resorts/Cruiselines (1.7%)
800	Fairmont Hotels & Resorts Inc. (Canada)	3.75		12/01/23	859,000
5,000	Royal Caribbean Cruises Ltd. (Liberia)	0.00		02/02/21	2,900,000
					3,759,000
	Industrial Conglomerates (1.9%)
1,500	Tyco International Group SA (Luxembourg)	2.75		01/15/18	1,942,500
1,500	Tyco International Group SA (Luxembourg)	3.125		01/15/23	2,081,250
					4,023,750
	Industrial Machinery (0.8%)
1,400	Actuant Corp.	2.00		11/15/23	1,821,750

	Investment Banks/Brokers (0.5%)
995	E*Trade Financial Corp.	6.00		02/01/07	1,006,194

	Marine Shipping (1.0%)
800	OMI Corp.	2.875		12/01/24	749,000
1,600	OMI Corp. - 144A**	2.875		12/01/24	1,498,000
					2,247,000
	Media Conglomerates (1.0%)
2,000	Walt Disney Co. (The)	2.125		04/15/23	2,062,500

	Medical Distributors (0.7%)
1,625	PSS World Medical Inc. - 144A**	2.25		03/15/24	1,555,938

	Medical Specialties (2.0%)
1,200	Cytyc Corp.	2.25		03/15/24	1,179,000
1,600	Fisher Scientific International	3.25		03/01/24	1,664,000
1,400	Medtronic, Inc.	1.25		09/15/21	1,394,750
					4,237,750
	Movies/Entertainment (0.8%)
1,600	Lions Gate Entertainment(Canada)	3.625		03/15/25	1,618,000

	Oil & Gas Production (0.2%)
400	McMoran Exploration Co. - 144A**	5.25		10/06/11	532,500

	Oilfield Services/Equipment (5.5%)
1,400	Cooper Cameron Corp.	1.50		05/15/24	1,547,000
800	Cooper Cameron Corp. - 144A**	1.50		05/15/24	884,000
2,675	Halliburton Co.	3.125		07/15/23	3,711,563
2,785	Schlumberger Ltd. (Netherlands)	1.50		06/01/23	3,209,712
3,800	Weatherford International, Inc. (Brunei)	0.00		06/30/20	2,427,250
					11,779,525
	Packaged Software (0.8%)
1,000	Open Solutions, Inc. - 144A**	1.467	‡	02/02/35	507,500
1,200	Sybase, Inc. - 144A**	1.75		02/22/25	1,150,500
					1,658,000
	Pharmaceuticals: Generic Drugs (2.2%)
3,350	IVAX Corp.	4.50		05/15/08	3,358,375
1,380	Watson Pharmaceutical Inc.	1.75		03/15/23	1,286,850
					4,645,225
	Pharmaceuticals: Major (1.4%)
3,000	Wyeth - 144A**	2.39	++	01/15/24	3,087,570

	Pharmaceuticals: Other (1.6%)
1,600	Advanced Medical Optics Inc.	2.50		07/15/24	1,614,000
1,800	Teva Pharmaceutical Finance (Series B)	0.25		02/01/24	1,793,250
					3,407,250
	Real Estate Investment Trusts (1.1%)
2,200	Host Marriott Corp. - 144A**	3.25		04/15/24	2,450,250

	Recreational Products (1.5%)
2,200	Scientific Games Corp. - 144A**	0.75		12/01/24	2,387,000
800	Shanda Interactive Entertainment Ltd. - 144A**	0.00		10/15/14	829,000
					3,216,000
	Semiconductors (7.9%)
2,100	Advanced Micro Devices	4.75	++	02/01/22	2,092,125
2,600	Agere Systems Inc.	6.50		12/15/09	2,632,500
4,700	Atmel Corp.	0.00		05/23/21	2,197,250
1,400	Cypress Semiconductor Corp.	1.25		06/15/08	1,487,500
2,600	Fairchild Semiconductor International, Inc.	5.00		11/01/08	2,544,750
2,250	International Rectifier Corp.	4.25		07/15/07	2,227,500
2,400	LSI Logic Corp.	4.00		05/15/10	2,376,000
800	Pixelworks, Inc. - 144A**	1.75		05/15/24	596,000
1,000	Vitesse Semiconductor Corp. - 144A**	1.50		10/01/24	807,500
					16,961,125
	Specialty Telecommunications (1.1%)
2,250	CenturyTel, Inc.	4.75		08/01/32	2,356,875

	Telecommunication Equipment (2.1%)
1,300	Ciena Corp.	3.75		02/01/08	1,153,750
1,200	Comverse Technology, Inc.	0.00		05/15/23	1,657,500
1,920	Nortel Networks Corp. (Canada)	4.25		09/01/08	1,800,000
					4,611,250
	Tobacco (0.4%)
1,000	Vector Group LTD	6.25		07/15/08	941,250

	Wireless Telecommunications (2.3%)
2,460	Nextel Communications, Inc.	5.25		01/15/10	2,481,525

1,900	NII Holdings, Inc. - 144A**	2.875	02/01/34	2,550,750
				5,032,275
	TOTAL CONVERTIBLE BONDS
	(Cost $151,114,964)			152,004,789

	CONVERTIBLE PREFERRED STOCKS (24.7%)
	Beverages: Alcoholic (0.5%)
24,000	Constellation Brands, Inc. $1.4375			1,072,800

	Chemicals: Major Diversified (0.6%)
4,000	Celanese Corp. $1.0625			98,000
28,000	Huntsman Corp. $2.50			1,290,800
				1,388,800
	Containers/Packaging (0.5%)
27,840	Owens-Illinois, Inc. $2.375			1,128,077

	Electric Utilities (2.0%)
19,700	American Electric Power Co Inc.$4.625			892,607
38,000	Aquila, Inc. $1.6875			1,329,240
40,000	PNM Resources Inc. $3.375			2,141,600
				4,363,447
	Environmental Services (0.7%)
6,000	Allied Waste Industries, Inc. (Series D) $15.625			1,493,460

	Finance/Rental/Leasing (2.2%)
24	Federal National Mortgage Assoc. $5,375			2,340,000
55,500	United Rentals Trust I $3.25			2,331,000
				4,671,000
	Financial Conglomerates (1.1%)
48,000	Conseco Inc. $1.375			1,320,000
1,000	Fortis Insurance NV - 144A** $77.50			1,098,750
				2,418,750
	Food Retail (0.6%)
60,000	Albertson’s Inc. $1.8125			1,342,200

	Gas Distributors (0.7%)
25,000	ONEOK, Inc. $2.125			996,250
8,000	Southern Union Co. $2.50			405,520
				1,401,770
	Home Furnishings (1.1%)
55,000	Newell Financial Trust I $2.625			2,392,500

	Integrated Oil (0.6%)
14,100	Amerada Hess Corp. $3.50			1,291,983

	Investment Banks/Brokers (1.8%)
80,000	Lazard LTD$1.6563			1,950,400
80,000	Lehman Brothers Holdings, Inc. (Series GIS) $1.5625			2,028,000
				3,978,400
	Life/Health Insurance (1.9%)
41,000	Genworth Financial, Inc. $1.50			1,408,350
104,000	MetLife, Inc. (Series B) $1.5938			2,726,880
				4,135,230
	Medical Specialties (1.0%)
40,000	Baxter International $3.50 (Units)†			2,211,600

	Motor Vehicles (1.2%)
40,500	Ford Cap Trust II $3.25			1,633,365
40,000	General Motors Corp. (Series A) $1.125			972,800
				2,606,165
	Multi-Line Insurance (1.0%)
32,000	Hartford Financial Services Group, Inc. $3.50 (Units)†			2,214,400

	Oil & Gas Pipelines (0.9%)
20,000	Williams Companies, Inc. $2.75	1,825,000

	Pharmaceuticals: Major (1.2%)
49,500	Schering-Plough Corp. $3.00	2,523,510

	Precious Metals (0.8%)
1,800	Freeport-MC Corp. $55	1,662,075

	Property - Casualty Insurers (1.8%)
100,000	Travelers Property Casualty Corp. $1.125	2,238,000
70,000	XL Capital Ltd. $1.625 (Cayman Islands)	1,676,500
		3,914,500
	Real Estate Investment Trusts (0.8%)
28,000	Simon Property Group L.P. $3.00	1,736,000

	Savings Banks (1.0%)
48,000	Sovereign Capital Trust IV $2.1875	2,124,000

	Specialty Telecommunications (0.2%)
8,750	Citizens Utilities Trust $2.50	507,500

	Telecommunication Equipment (0.5%)
1,000	Lucent Technologies Capital Trust $77.50	979,625

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $50,466,642)	53,382,792

	COMMON STOCKS (3.7%)
	Electric Utilities (1.1%)
58,000	FPL Group, Inc.	2,439,480

	Electronic Distributors (0.7%)
95,238	Agilysys Inc.	1,495,237

	Financial Conglomerates (0.6%)
17,800	Prudential Financial, Inc.	1,168,748

	Gas Distributors (0.7%)
36,906	KeySpan Corp.	1,502,074

	Oil & Gas Production (0.6%)
25,746	Devon Energy Corp.	1,304,807

	TOTAL COMMON STOCKS
	(Cost $6,227,572)	7,910,346

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (0.9%)
	REPURCHASE AGREEMENT
$1,865	Joint repurchase agreement account 3.35%
	due 07/01/05 (dated 6/30/05; proceeds $1,865,174) (a)
	(Cost $1,865,000)		1,865,000

	TOTAL INVESTMENTS
	(Cost $209,674,178) (b)	99.8%	215,162,927
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	413,240
	NET ASSETS	100.0%	$215,576,167

**	Resale is restricted to qualified institutional investors.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
‡	Rate in effect at June 30, 2005. Rate will reset to 0% at a future specified date.
++	Variable rate security. Rate shown is the rate in effect at June 30, 2005.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $14,697,459 and the aggregate gross unrealized depreciation is $9,208,710, resulting in net unrealized appreciation of $5,488,749.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005